Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	Value Line Larger Companies Focused Fund, Inc.
Entity Central Index Key	0000102764
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 27, 2020
Document Effective Date	Apr. 30, 2020
Prospectus Date	May 01, 2020
VALUE LINE LARGER COMPANIES FOCUSED FUND, INC. | Institutional
Prospectus:
Trading Symbol	VLLIX
VALUE LINE LARGER COMPANIES FOCUSED FUND, INC. | Investor
Prospectus:
Trading Symbol	VALLX